INCOME TAXES - UNRECOGNIZED TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Roll-forward of accrued unrecognized tax expense
Beginning balance	¥ 8,273,000	$ 8,273,000	¥ 8,273,000
Increase based on tax positions related to the current year	0	0	0
Ending balance	8,273,000	$ 8,273,000	8,273,000	¥ 8,273,000
Unrecognized tax expense	¥ 0		0
Period in which the amount of unrecognized tax expense will change	12 months	12 months
Unrecognized tax benefits in interest expense	¥ 0	$ 0	0	¥ 1,365,000
Payment of interest and penalties accrued	¥ 16,461,000	$ 2,387,000	¥ 16,461,000
PRC Subsidiaries
Roll-forward of accrued unrecognized tax expense
Period to assess underpaid tax plus penalties and interest	5 years	5 years